Geographic Inforomation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Geographic Information [Line Items]
Revenues	$ 86,405	$ 66,364	$ 49,395
United States [Member]
Geographic Information [Line Items]
Revenues	45,605	33,188	22,022
America (non-U.S.) [Member]
Geographic Information [Line Items]
Revenues	3,185	3,564	5,732
EMEA [Member]
Geographic Information [Line Items]
Revenues	21,600	18,004	14,311
Asia Pacific - other [Member]
Geographic Information [Line Items]
Revenues	$ 16,015	$ 11,608	$ 7,330